Note 8 - Fair Value - Significant Unobservable Inputs Used In Fair Value Measurement Of Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
CVA Adjustment	€ (153)
DVA Adjustment	138
CVA and DVA Adjustment Impact	(23)	€ 46
FVA Adjustment Impact	€ (10)
Debt Securities [Member] | Net Present Value [Member] | Weighted Average [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread	78.27
Debt Securities [Member] | Net Present Value [Member] | Top Of Range [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread	399.93
Debt Securities [Member] | Net Present Value [Member] | Units [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Credit Spread	b.p.
Debt Securities [Member] | Market Comparable Prices [Member] | Bottom Of Range [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Recovery Rate	7.7%
Other significant unobservable inputs	0%
Debt Securities [Member] | Market Comparable Prices [Member] | Weighted Average [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Recovery Rate	32.7%
Other significant unobservable inputs	82.15%
Debt Securities [Member] | Market Comparable Prices [Member] | Top Of Range [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Recovery Rate	34.58%
Other significant unobservable inputs	207.7%
Debt Securities [Member] | Market Comparable Prices [Member] | Units [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Recovery Rate	%
Other significant unobservable inputs	%
Credit Option [Member] | Gaussian Copula [Member] | Bottom Of Range [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Correlation Default	35.19%
Credit Option [Member] | Gaussian Copula [Member] | Weighted Average [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Correlation Default	43.92%
Credit Option [Member] | Gaussian Copula [Member] | Top Of Range [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Correlation Default	57.82%
Credit Option [Member] | Gaussian Copula [Member] | Units [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Correlation Default	%
Corporate Bond Option [Member] | Black 76 [Member] | Bottom Of Range [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility	-
Corporate Bond Option [Member] | Black 76 [Member] | Weighted Average [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility	-
Corporate Bond Option [Member] | Black 76 [Member] | Top Of Range [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility	-
Corporate Bond Option [Member] | Black 76 [Member] | Units [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Price Volatility	vegas
Equity OTC Option [Member] | Heston [Member] | Bottom Of Range [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	56.63
Equity OTC Option [Member] | Heston [Member] | Weighted Average [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	56.63
Equity OTC Option [Member] | Heston [Member] | Top Of Range [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	56.63
Equity OTC Option [Member] | Heston [Member] | Units [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	Vegas
Equity OTC Option [Member] | Local Volatility [Member] | Bottom Of Range [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	1.89
Equity OTC Option [Member] | Local Volatility [Member] | Weighted Average [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	22.96
Equity OTC Option [Member] | Local Volatility [Member] | Top Of Range [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	77.03
Equity OTC Option [Member] | Local Volatility [Member] | Units [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	Vegas
Equity OTC Option [Member] | Black Scholes / Local Volatility [Member] | Bottom Of Range [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	0.78
Equity OTC Option [Member] | Black Scholes / Local Volatility [Member] | Weighted Average [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	7.67
Equity OTC Option [Member] | Black Scholes / Local Volatility [Member] | Top Of Range [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	15.47
Equity OTC Option [Member] | Black Scholes / Local Volatility [Member] | Units [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	Vegas
Interest Rate Option [Member] | Libor Market Model Member [Member] | Bottom Of Range [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	-
Beta	0.25
Correlation Rate Credit	-100
Interest Rate Option [Member] | Libor Market Model Member [Member] | Weighted Average [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	-
Beta	9
Interest Rate Option [Member] | Libor Market Model Member [Member] | Top Of Range [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	-
Beta	18
Correlation Rate Credit	100
Interest Rate Option [Member] | Libor Market Model Member [Member] | Units [Member]
Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items
Forward Volatility	Vegas
Beta	%
Correlation Rate Credit	%